Shareholders' Equity	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Shareholders' Equity

NOTE 14	Shareholders' Equity
At December 31, 2025 and 2024, the Company had authority to issue 4 billion shares of common stock and 50 million shares of preferred stock. The Company had 1.6 billion shares of common stock outstanding at
December 31, 2025 and 2024. The Company had 52 million shares reserved for future issuances, primarily under its stock incentive plans at December 31, 2025.
The number of shares issued and outstanding and the carrying amount of each outstanding series of the Company’s preferred stock at December 31 were as follows:

	2025				2024
(Dollars in Millions)	Shares Issued and Outstanding	Liquidation Preference	Discount	Carrying Amount	Shares Issued and Outstanding	Liquidation Preference	Discount	Carrying Amount
Series A	12,510	$1,251	$145	$1,106	12,510	$1,251	$145	$1,106
Series B	40,000	1,000	—	1,000	40,000	1,000	—	1,000
Series J	40,000	1,000	7	993	40,000	1,000	7	993
Series K	23,000	575	10	565	23,000	575	10	565
Series L	20,000	500	14	486	20,000	500	14	486
Series M	30,000	750	21	729	30,000	750	21	729
Series N	60,000	1,500	8	1,492	60,000	1,500	8	1,492
Series O	18,000	450	13	437	18,000	450	13	437
Total preferred stock(a)	243,510	$7,026	$218	$6,808	243,510	$7,026	$218	$6,808
(a)The par value of all shares issued and outstanding at December 31, 2025 and 2024, was $1.00 per share.

During 2022, the Company issued depositary shares representing an ownership interest in 18,000 shares of Series O Non-Cumulative Perpetual Preferred Stock with a liquidation preference of $25,000 per share (the “Series O Preferred Stock”). The Series O Preferred Stock has no stated maturity and will not be subject to any sinking fund or other obligation of the Company. Dividends, if declared, will accrue and be payable quarterly, in arrears, at a rate per annum equal to 4.50 percent. The Series O Preferred Stock is redeemable at the Company’s option, in whole or in part, on or after April 15, 2027. The Series O Preferred Stock is redeemable at the Company’s option, in whole, but not in part, prior to April 15, 2027 within 90 days following an official administrative or judicial decision, amendment to, or change in the laws or regulations that would not allow the Company to treat the full liquidation value of the Series O Preferred Stock as Tier 1 capital for purposes of the capital adequacy guidelines of the Board of Governors of the Federal Reserve System (the “Federal Reserve Board”).
During 2021, the Company issued depositary shares representing an ownership interest in 60,000 shares of Series N Fixed Rate Reset Non-Cumulative Perpetual Preferred Stock with a liquidation preference of $25,000 per share (the “Series N Preferred Stock”). The Series N Preferred Stock has no stated maturity and will not be subject to any sinking fund or other obligation of the Company. Dividends, if declared, will accrue and be payable quarterly, in arrears, at a rate per annum equal to 3.70 percent from the date of issuance to, but excluding, January 15, 2027, and thereafter will accrue and be payable quarterly at a floating rate per annum equal to the five-year treasury rate plus 2.541 percent. The Series N Preferred Stock is redeemable at the Company’s option, in whole or in part, on or after January 15, 2027. The Series N Preferred Stock is redeemable at the Company’s option, in whole, but not in part, prior to January 15, 2027 within 90 days following an official administrative or judicial decision, amendment to, or change in the laws or regulations that would not allow the Company to treat the full liquidation value of the Series N Preferred Stock as Tier 1 capital for purposes of the capital adequacy guidelines of the Federal Reserve Board.
During 2021, the Company issued depositary shares representing an ownership interest in 30,000 shares of Series M Non-Cumulative Perpetual Preferred Stock with a liquidation preference of $25,000 per share (the “Series M Preferred Stock”). The Series M Preferred Stock has no stated maturity and will not be subject to any sinking fund or other obligation of the Company. Dividends, if declared, will accrue and be payable quarterly, in arrears, at a rate per annum equal to 4.00 percent. The Series M Preferred Stock is redeemable at the Company’s option, in whole or in part, on or after April 15, 2026. The Series M Preferred Stock is redeemable at the Company’s option, in whole, but not in part, prior to April 15, 2026 within 90 days following an official administrative or judicial decision, amendment to, or change in the laws or regulations that would not allow the Company to treat the full liquidation value of the Series M Preferred Stock as Tier 1 capital for purposes of the capital adequacy guidelines of the Federal Reserve Board.
During 2020, the Company issued depositary shares representing an ownership interest in 20,000 shares of Series L Non-Cumulative Perpetual Preferred Stock with a liquidation preference of $25,000 per share (the “Series L Preferred Stock”). The Series L Preferred Stock has no stated maturity and will not be subject to any sinking fund or other obligation of the Company. Dividends, if declared, will accrue and be payable quarterly, in arrears, at a rate per annum equal to 3.75 percent. The Series L Preferred
Stock is redeemable at the Company’s option, in whole or in part.
During 2018, the Company issued depositary shares representing an ownership interest in 23,000 shares of Series K Non-Cumulative Perpetual Preferred Stock with a liquidation preference of $25,000 per share (the “Series K Preferred Stock”). The Series K Preferred Stock has no stated maturity and will not be subject to any sinking fund or other obligation of the Company. Dividends, if declared, will accrue and be payable quarterly, in arrears, at a rate per annum equal to 5.50 percent. The Series K Preferred Stock is redeemable at the Company’s option, in whole or in part.
During 2017, the Company issued depositary shares representing an ownership interest in 40,000 shares of Series J Non-Cumulative Perpetual Preferred Stock with a liquidation preference of $25,000 per share (the “Series J Preferred Stock”). The Series J Preferred Stock has no stated maturity and will not be subject to any sinking fund or other obligation of the Company. Dividends, if declared, will accrue and be payable semiannually, in arrears, at a rate per annum equal to 5.30 percent from the date of issuance to, but excluding, April 15, 2027, and thereafter will accrue and be payable quarterly at a floating rate per annum equal to 2.914 percent above the three-month CME Term SOFR plus a credit spread adjustment of 0.26161 percent. The Series J Preferred Stock is redeemable at the Company’s option, in whole or in part, on or after April 15, 2027. The Series J Preferred Stock is redeemable at the Company’s option, in whole, but not in part, prior to April 15, 2027 within 90 days following an official administrative or judicial decision, amendment to, or change in the laws or regulations that would not allow the Company to treat the full liquidation value of the Series J Preferred Stock as Tier 1 capital for purposes of the capital adequacy guidelines of the Federal Reserve Board.
During 2010, the Company issued depositary shares representing an ownership interest in 5,746 shares of Series A Non-Cumulative Perpetual Preferred Stock (the “Series A Preferred Stock”) to investors, in exchange for their portion of USB Capital IX Income Trust Securities. During 2011, the Company issued depositary shares representing an ownership interest in 6,764 shares of Series A Preferred Stock to USB Capital IX, thereby settling the stock purchase contract established between the Company and USB Capital IX as part of the 2006 issuance of USB Capital IX Income Trust Securities. The preferred shares were issued to USB Capital IX for the purchase price specified in the stock forward purchase contract. The Series A Preferred Stock has a liquidation preference of $100,000 per share, no stated maturity and will not be subject to any sinking fund or other obligation of the Company. Dividends, if declared, will accrue and be payable quarterly, in arrears, at a rate per annum equal to the greater of 1.02 percent above three-month CME Term SOFR plus a credit spread adjustment of 0.26161 percent, or 3.50 percent. The Series A Preferred Stock is redeemable at the Company’s option, subject to prior approval by the Federal Reserve Board.
During 2006, the Company issued depositary shares representing an ownership interest in 40,000 shares of Series B Non-Cumulative Perpetual Preferred Stock with a liquidation preference of $25,000 per share (the “Series B Preferred Stock”). The Series B Preferred Stock has no stated maturity and will not be subject to any sinking fund or other obligation of the Company. Dividends, if declared, will accrue and be payable quarterly, in arrears, at a rate per annum equal to the greater of 0.60 percent above three-month CME Term SOFR plus a credit spread adjustment of 0.26161 percent, or 3.50 percent. The Series B Preferred Stock is redeemable at the Company’s option, subject to the prior approval of the Federal Reserve Board.
During 2025, 2024 and 2023, the Company repurchased shares of its common stock under various authorizations approved by its Board of Directors. As of December 31, 2025, the approximate dollar value of shares that may yet be purchased by the Company under the current Board of Directors approved authorization was $4.4 billion. Share repurchases are subject to the approval of the Company's Board of Directors and compliance with regulatory requirements.
The following table summarizes the Company’s common stock repurchased in each of the last three years:

(Dollars and Shares in Millions)	Shares	Value
2025	11	$490
2024	4	173
2023	1	62
Shareholders’ equity is affected by transactions and valuations of asset and liability positions that require adjustments to accumulated other comprehensive income (loss). The reconciliation of the transactions affecting accumulated other comprehensive income (loss) included in shareholders’ equity for the years ended December 31, is as follows:

(Dollars in Millions)	Unrealized Gains (Losses) on Investment Securities Available-For-Sale	Unrealized Gains (Losses) on Investment Securities Transferred From Available-For-Sale to Held-To-Maturity	Unrealized Gains (Losses) on Derivative Hedges	Unrealized Gains (Losses) on Retirement Plans	Debit Valuation Adjustments	Foreign Currency Translation	Total
2025
Balance at beginning of period	$(5,078)	$(3,165)	$(553)	$(955)	$1	$(14)	$(9,764)
Changes in unrealized gains (losses)	2,355	—	400	212	(15)	—	2,952
Foreign currency translation adjustment(a)	—	—	—	—	—	1	1
Reclassification to earnings of realized (gains) losses	61	470	251	(5)	—	—	777
Applicable income taxes	(616)	(121)	(167)	(53)	4	—	(953)
Balance at end of period	$(3,278)	$(2,816)	$(69)	$(801)	$(10)	$(13)	$(6,987)
2024
Balance at beginning of period	$(5,151)	$(3,537)	$(242)	$(1,138)	$—	$(28)	$(10,096)
Changes in unrealized gains (losses)	(60)	—	(676)	245	1	—	(490)
Foreign currency translation adjustment(a)	—	—	—	—	—	18	18
Reclassification to earnings of realized (gains) losses	154	499	258	(1)	—	—	910
Applicable income taxes	(21)	(127)	107	(61)	—	(4)	(106)
Balance at end of period	$(5,078)	$(3,165)	$(553)	$(955)	$1	$(14)	$(9,764)
2023
Balance at beginning of period	$(6,378)	$(3,933)	$(114)	$(939)	$—	$(43)	$(11,407)
Changes in unrealized gains and losses	1,500	—	(252)	(262)	—	—	986
Foreign currency translation adjustment(a)	—	—	—	—	—	21	21
Reclassification to earnings of realized (gains) losses	145	530	80	(7)	—	—	748
Applicable income taxes	(418)	(134)	44	70	—	(6)	(444)
Balance at end of period	$(5,151)	$(3,537)	$(242)	$(1,138)	$—	$(28)	$(10,096)
(a)Represents the impact of changes in foreign currency exchange rates on the Company’s investment in foreign operations and related hedges.
Additional detail about the impact to net income for items reclassified out of accumulated other comprehensive income (loss) and into earnings for the years ended December 31 is as follows:

	Impact to Net Income			Affected Line Item in the Consolidated Statement of Income
(Dollars in Millions)	2025	2024	2023
Unrealized gains (losses) on investment securities available-for-sale
Realized gains (losses) on sales of investment securities	$(61)	$(154)	$(145)	Securities gains (losses), net
	15	39	37	Applicable income taxes
	(46)	(115)	(108)	Net-of-tax
Unrealized gains (losses) on investment securities transferred from available-for-sale to held-to-maturity
Amortization of unrealized gains (losses)	(470)	(499)	(530)	Interest income
	121	127	134	Applicable income taxes
	(349)	(372)	(396)	Net-of-tax
Unrealized gains (losses) on derivative hedges
Realized gains (losses) on derivative hedges	(251)	(258)	(80)	Net interest income
	63	66	21	Applicable income taxes
	(188)	(192)	(59)	Net-of-tax
Unrealized gains (losses) on retirement plans
Actuarial gains (losses) and prior service cost (credit) amortization	5	1	7	Other noninterest expense
	(1)	—	(2)	Applicable income taxes
	4	1	5	Net-of-tax
Total impact to net income	$(579)	$(678)	$(558)
Regulatory Capital The Company uses certain measures defined by bank regulatory agencies to assess its capital. The regulatory capital requirements effective for the Company follow Basel III, with the Company being subject to calculating its capital adequacy as a percentage of risk-weighted assets under the standardized approach.
Tier 1 capital is considered core capital and includes common shareholders’ equity adjusted for the aggregate impact of certain items included in other comprehensive income (loss) (“common equity tier 1 capital”), plus qualifying preferred stock, trust preferred securities and noncontrolling interests in consolidated subsidiaries subject to certain limitations. Total risk-based capital includes Tier 1 capital and other items such as subordinated debt and the allowance for credit losses. Capital measures are stated as a percentage of risk-weighted assets, which are measured based on their perceived credit risks and include certain off-balance sheet exposures, such as unfunded loan commitments, letters of credit, and derivative contracts. Beginning in 2022, the Company began to phase into its regulatory capital requirements the cumulative deferred impact of its 2020 adoption of the accounting guidance related to the impairment of financial instruments based on the CECL methodology plus 25 percent of its quarterly credit reserve increases during 2020 and 2021. This cumulative deferred impact was phased into the Company’s regulatory capital during 2022 through 2024. Beginning January 1, 2025, the regulatory capital requirements reflect the full implementation of the CECL methodology.
The Company is also subject to leverage ratio requirements, which is defined as Tier 1 capital as a percentage of adjusted average assets under the standardized approach and Tier 1 capital as a percentage of total on- and off-balance sheet leverage exposure under more risk-sensitive advanced approaches.
The following table provides a summary of the regulatory capital requirements in effect, along with the actual components and ratios for the Company and its bank subsidiaries:

	U.S. Bancorp		U.S. Bank National Association
At December 31 (Dollars in Millions)	2025	2024	2025	2024
Basel III Standardized Approach:
Common equity tier 1 capital	$51,665	$47,877	$61,376	$59,866
Tier 1 capital	58,917	55,129	61,820	60,311
Total risk-based capital	68,087	64,375	71,277	69,947
Risk-weighted assets	480,382	450,498	471,419	443,426
Common equity tier 1 capital as a percent of risk-weighted assets	10.8%	10.6%	13.0%	13.5%
Tier 1 capital as a percent of risk-weighted assets	12.3	12.2	13.1	13.6
Total risk-based capital as a percent of risk-weighted assets	14.2	14.3	15.1	15.8
Tier 1 capital as a percent of adjusted quarterly average assets (leverage ratio)	8.7	8.3	9.4	9.3
Tier 1 capital as a percent of total on- and off-balance sheet leverage exposure (total leverage exposure ratio)	7.1	6.8	7.6	7.6

	U.S. Bancorp		U.S. Bank National Association
December 31, 2025	Minimum(a)	Well-Capitalized(b)	Minimum(a)	Well-Capitalized(b)
Bank Regulatory Capital Requirements
Common equity tier 1 capital as a percent of risk-weighted assets	7.1%		7.0%	6.5%
Tier 1 capital as a percent of risk-weighted assets	8.6	6.0	8.5	8.0
Total risk-based capital as a percent of risk-weighted assets	10.6	10.0	10.5	10.0
Tier 1 capital as a percent of adjusted quarterly average assets (leverage ratio)	4.0		4.0	5.0
Tier 1 capital as a percent of total on- and off-balance sheet leverage exposure (total leverage exposure ratio)(b)	3.0		3.0
(a)Banks and financial services holding companies must maintain minimum regulatory capital ratio requirements and meet their applicable capital buffer requirements to avoid limitations on capital distributions and certain discretionary compensation payments. As of December 31, 2025, U.S. Bancorp’s minimum requirements included a stress capital buffer requirement of 2.6 percent, compared to 3.1 percent at December 31, 2024. U.S. Bank National Association was subject to a capital conservation buffer requirement of 2.5 percent at both December 31, 2025 and 2024.
(b)U.S. Bancorp is subject to the Federal Reserve’s well-capitalized requirements at the tier 1 capital and total risk-based capital thresholds, while U.S. Bank National Association is subject to the Office of the Comptroller of the Currency’s (“OCC”) well-capitalized requirements for common equity tier 1 capital, tier 1 capital, total risk-based capital, and tier 1 leverage ratios.
Noncontrolling interests principally represent third-party investors’ interests in consolidated entities, including preferred stock of consolidated subsidiaries. During 2006, the Company’s banking subsidiary formed USB Realty Corp., a real estate investment trust, for the purpose of issuing 5,000 shares of Fixed-to-Floating Rate Exchangeable Non-cumulative Perpetual Series A Preferred Stock with a liquidation preference of $100,000 per share (“Series A Preferred Securities”) to third-party investors. Dividends on the Series A Preferred Securities, if declared, will accrue and be payable quarterly, in arrears, at a rate per annum equal to 1.147 percent above three-month CME Term SOFR plus a credit spread adjustment of 0.26161 percent. If USB Realty Corp. has not declared a dividend on the Series A Preferred Securities before the dividend payment date for any dividend period, such dividend shall not be cumulative and shall cease to accrue and be payable, and USB Realty Corp. will have no obligation to pay dividends accrued for such dividend period, whether or not dividends on the Series A Preferred Securities are declared for any future dividend period.

The Series A Preferred Securities will be redeemable, in whole or in part, at the option of USB Realty Corp. on each fifth anniversary after the dividend payment date occurring in January 2012. Any redemption will be subject to the approval of the OCC. During 2016, the Company purchased 500 shares of the Series A Preferred Securities held by third-party investors. As of December 31, 2025, 4,500 shares of the Series A Preferred Securities remain outstanding.